Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents		€ 276,748	€ 207,240	[1]	€ 273,820	[1]
Current trade and others receivables		12,033	8,794	[1]	7,955	[1]
Other current financial assets	[1]				31
Other current assets		1,968	2,078	[1]	1,761	[1]
Inventories		4	4	[1]	4	[1]
Total - Current assets		290,753	218,116	[1]	283,572	[1]
Non-current assets
Intangible assets		920	796	[1]	636	[1]
Property, plant and equipment		16,453	7,764	[1]	6,324	[1]
Non-current trade and other receivables	[1]		1,489		1,921
Other non-current financial assets		1,727	1,313	[1]	729	[1]
Deferred tax assets				[1]		[1]
Total - Non-current assets		19,099	11,362	[1]	9,611	[1]
Total - Assets		309,853	229,478	[1]	293,183	[1]
Current liabilities
Current convertible loans		1,312	1,312	[1]	1,329	[1]
Other current loans and borrowings		3,226	1,848	[1]	1,834	[1]
Current trade and other payables		36,917	35,974	[1]	23,580	[1]
Current deferred income and revenue		139	1	[1]	1	[1]
Current provisions		2,061	112	[1]	361	[1]
Total - Current liabilities		43,657	39,248	[1]	27,106	[1]
Non-current liabilities
Non-current convertible loans		164,142	159,176	[1]	154,539	[1]
Other non-current loans and borrowings		14,939	7,255	[1]	6,978	[1]
Non-current trade and other payables		450
Non-current deferred income and revenue	[1]		1		2
Non-current employee benefits		1,408	1,085	[1]	936	[1]
Deferred tax liabilities		1,193	1,773	[1]	2,165	[1]
Total - Non-current liabilities		182,132	169,291	[1]	164,620	[1]
Shareholders' equity
Share capital		9,715	7,796	[1]	7,792	[1]
Share premium		377,821	251,554	[1]	251,932	[1]
Retained earnings (accumulated deficit)		(238,340)	(158,897)	[1]	(102,531)	[1]
Currency translation adjustment		14	6	[1]	(8)	[1]
Net profit (loss)		(65,144)	(79,521)	[1]	(55,728)	[1]
Total shareholders' equity - Group share		84,065	20,939	[1]	101,457	[1]
Total - Shareholders' equity		84,065	20,939	[1]	101,457	[1]
Total - Shareholders' equity & liabilities		€ 309,853	€ 229,478	[1]	€ 293,183	[1]

[1]	The Group applied IFRS 16 “Leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of this application is presented in note 4.7.2 Application of the new IFRS 16 standard.